Subsequent events - Additional Information (Details) - Subsequent Event - Forecast - VDC Holdco $ / shares in Units, $ in Millions	Nov. 03, 2023 USD ($) $ / shares
Subsequent Event [Line Items]
Ownership percentage	100.00%
Total Cash Consideration	$ 243.8
Customary closing adjustments in cash	153.6
Class A common stock	$ 15.6
Class A common stock, price per share | $ / shares	$ 5.8